SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives (Details) - Office equipment	12 Months Ended
Dec. 31, 2022
Minimum
Property and equipment
Useful lives in years	1 year
Maximum
Property and equipment
Useful lives in years	5 years